Finance Receivables, Credit Quality Information and Allowance for Credit Losses - Summary of Credit Quality Finance Receivable Portfolio (Detail) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Recency Delinquency [Member]
Financing Receivable, Past Due [Line Items]
Finance receivables	$ 142,000	$ 255,943,182	$ 257,990,258
Finance receivables, Percentage		100.00%	100.00%
Recency Delinquency [Member] | Current [Member]
Financing Receivable, Past Due [Line Items]
Finance receivables	142,000	$ 240,622,536	$ 236,368,649
Finance receivables, Percentage		94.00%	91.60%
Recency Delinquency [Member] | 30 to 59 days [Member]
Financing Receivable, Past Due [Line Items]
Finance receivables		$ 7,760,946	$ 9,798,206
Finance receivables, Percentage		3.00%	3.80%
Recency Delinquency [Member] | 60 to 89 days [Member]
Financing Receivable, Past Due [Line Items]
Finance receivables		$ 7,559,700	$ 11,823,403
Finance receivables, Percentage		3.00%	4.60%
Recency Delinquency [Member] | Total delinquency [Member]
Financing Receivable, Past Due [Line Items]
Finance receivables		$ 15,320,646	$ 21,621,609
Finance receivables, Percentage		6.00%	8.40%
Contractual Delinquency [Member]
Financing Receivable, Past Due [Line Items]
Finance receivables	142,000	$ 255,943,182	$ 257,990,258
Finance receivables, Percentage		100.00%	100.00%
Contractual Delinquency [Member] | Current [Member]
Financing Receivable, Past Due [Line Items]
Finance receivables	$ 142,000	$ 220,438,346	$ 217,241,832
Finance receivables, Percentage		86.10%	84.20%
Contractual Delinquency [Member] | 30 to 59 days [Member]
Financing Receivable, Past Due [Line Items]
Finance receivables		$ 12,574,461	$ 15,739,823
Finance receivables, Percentage		4.90%	6.10%
Contractual Delinquency [Member] | 60 to 89 days [Member]
Financing Receivable, Past Due [Line Items]
Finance receivables		$ 9,851,665	$ 15,641,858
Finance receivables, Percentage		3.90%	6.10%
Contractual Delinquency [Member] | 90+ days [Member]
Financing Receivable, Past Due [Line Items]
Finance receivables		$ 13,078,710	$ 9,366,745
Finance receivables, Percentage		5.10%	3.60%
Contractual Delinquency [Member] | Total delinquency [Member]
Financing Receivable, Past Due [Line Items]
Finance receivables		$ 35,504,836	$ 40,748,426
Finance receivables, Percentage		13.90%	15.80%